Leases (Details)	Jul. 01, 2019
South African operations | South Africa
Lease Liabilities Verbiage [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	9.82%
Foreign operations | South-east Asian
Lease Liabilities Verbiage [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	5.84%